UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09145

 NAME OF REGISTRANT:                     Eaton Vance New York Municipal
                                         Income Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston , MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


Eaton Vance New York Municipal Income Trust

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 PORT AUTHORITY NY & NJ SPL PJ                                                               Agenda Number:  932214846
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        Security:  73358EAA2
    Meeting Type:  Consent
    Meeting Date:  17-Sep-2004
          Ticker:
            ISIN:
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     I FAVOR KEEPING THE SLOTS AS COLLATERAL AND               Mgmt          No vote
       RELEASING CONTINENTAL S GUARANTEE

02     I FAVOR RELEASING THE SLOTS AS COLLATERAL AND             Mgmt          No vote
       KEEPING CONTINENTAL S GUARANTEE




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance New York Municipal Income Trust
By (Signature)       /s/ Thomas J. Fetter
Name                 Thomas J. Fetter
Title                President
Date                 08/29/2005